Biological Assets (Details)	12 Months Ended
Dec. 31, 2023
Fish and Eggs [Member]
Biological Assets (Details) [Line Items]
Non-current (developing stage) estimated period	24 months
Chicken and eggs [Member]
Biological Assets (Details) [Line Items]
Non-current (bearer assets) estimated useful life	68 months
Bottom of Range [Member] | Chicken [Member]
Biological Assets (Details) [Line Items]
Current (consumable) period	30 days
Bottom of Range [Member] | Eggs [Member]
Biological Assets (Details) [Line Items]
Current (consumable) period	21 days
Bottom of Range [Member] | Cattle [Member]
Biological Assets (Details) [Line Items]
Current (consumable) period	90 days
Bottom of Range [Member] | Hogs [Member]
Biological Assets (Details) [Line Items]
Current (consumable) period	170 days
Top of Range [Member] | Chicken [Member]
Biological Assets (Details) [Line Items]
Current (consumable) period	48 days
Top of Range [Member] | Eggs [Member]
Biological Assets (Details) [Line Items]
Current (consumable) period	25 days
Top of Range [Member] | Cattle [Member]
Biological Assets (Details) [Line Items]
Current (consumable) period	120 days
Top of Range [Member] | Hogs [Member]
Biological Assets (Details) [Line Items]
Current (consumable) period	175 days
Non-current biological assets [member] | Cattle [Member]
Biological Assets (Details) [Line Items]
Non-current (bearer assets) estimated useful life	5 years
Non-current biological assets [member] | Hogs [Member]
Biological Assets (Details) [Line Items]
Non-current (bearer assets) estimated useful life	27 months
Non-current biological assets [member] | Fish and Eggs [Member]
Biological Assets (Details) [Line Items]
Non-current (bearer assets) estimated useful life	36 months